NOTES RECEIVABLE (Details) (USD $)						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2009 Customer [Member] Notes Receivable [Member]	Dec. 31, 2012 Non-officer Employee One [Member] Notes Receivable [Member]	Dec. 31, 2012 Non-officer Employee Two [Member] Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to employee				$ 21,018
Debt instrument, face amount					6,450	28,201	3,000
Debt instrument, stated interest rate						5.00%
Debt instrument, term						3 years
Notes receivable	$ 40,201	$ 40,601	$ 9,400		$ 9,400